Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 PEN (S/)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory income tax rates, percentage	25.00%	23.50%
Gross loss carryforwards	$ 89,800,000
Income tax benefit	$ 21,900,000
Cash, cash equivalents and restricted cash | S/			S/ 120,000.00
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax returns limitation periods	3 years
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax returns limitation periods	6 years
UNITED KINGDOM
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign tax benefit	$ 1,851,038	$ 402,184
Statutory income tax rates, percentage	25.00%	23.50%
Gross loss carryforwards	$ 74,900,000
Cash, cash equivalents and restricted cash	184,218	$ 221,189
NIGERIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Gross loss carryforwards	4,100,000
PORTUGAL
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Gross loss carryforwards	400,000
SOUTH AFRICA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Gross loss carryforwards	4,100,000
ARGENTINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Gross loss carryforwards	$ 5,500,000
Gross loss carryforwards limitations on use	expiration period is five years, and expiration dates ranging from calendar 2026 through calendar 2029
Other Foreign Entities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Gross loss carryforwards	$ 800,000